Interests in Other Entities - Summary of Group's Subsidiaries Non-controlling Interests (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	S/ 465,748	S/ 509,313
Viva GyM S.A. and subsidiaries [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	224,345	241,140
Viva GyM SA [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	1,576	1,700
GyM SA and subsidiaries [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	95,052	100,840
GyM S A [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	8,118	9,354
Norvial S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	68,419	61,349
CAM Holding S A [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	(6,417)	26,589
GMP S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	22,263	20,879
GyM Ferrovias SA. [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	35,419	30,548
Promotora Larcomar S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	13,395	13,539
Others [member]
Disclosure of Subsidiaries noncontrolling interests [Line Items]
Non controlling interests	S/ 3,578	S/ 3,375